245 Summer Street

Fidelity® Investments

Boston, MA 02210

September 30, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Income Fund (the trust): File Nos. 002-92661 and 811-04085

Fidelity GNMA Fund

Fidelity Income Replacement 2016 Fund

Fidelity Income Replacement 2018 Fund

Fidelity Income Replacement 2020 Fund

Fidelity Income Replacement 2022 Fund

Fidelity Income Replacement 2024 Fund

Fidelity Income Replacement 2026 Fund

Fidelity Income Replacement 2028 Fund

Fidelity Income Replacement 2030 Fund

Fidelity Income Replacement 2032 Fund

Fidelity Income Replacement 2034 Fund

Fidelity Income Replacement 2036 Fund

Fidelity Income Replacement 2038 Fund

Fidelity Income Replacement 2040 Fund

Fidelity Income Replacement 2042 Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust